Leases (Tables)	9 Months Ended
Sep. 30, 2020
Leases [Abstract]
Schedule of Operating Leases

The components of lease expense were as follows:

	Three Months Ended September 30, 2020	Nine Months Ended September 30, 2020
Operating leases
Operating lease cost	$312	$623
Variable lease cost	-	-
Operating lease expense	312	623
Short-term lease rent expense	-	-
Total rent expense	$312	$623

Schedule of Supplemental Cash Flow Information

Supplemental cash flow information related to leases were as follows:

	Three Months Ended September 30, 2020	Nine Months Ended September 30, 2020
Operating cash flows from operating leases	$305	$610
Right-of-use assets exchanged for operating lease liabilities	$5,373	$5,373

Schedule of Future Minimum Payments for Operating Leases

As of September 30, 2020, future minimum payments for the operating leases are as follows:

Year Ended December 31, 2020	$305
Year Ended December 31, 2021	1,030
Year Ended December 31, 2022	778
Year Ended December 31, 2023	805
Year Ended December 31, 2024	805
Thereafter	2,111
Total	5,834
Less present value discount	(934)
Operating lease liabilities	$4,900